Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Data Storage Corp
Entity Central Index Key	0001419951
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	This prospectus relates to the resale from time to time of up to 1,763,317 shares (the "Put Shares") of the common stock of Data Storage Corporation, a Nevada corporation ("we", "our", "us", or the "Company"), by Southridge Partners II, LP, a Delaware limited partnership ("Southridge"), which Put Shares we will put to Southridge pursuant to an equity purchase agreement, dated as of November 29, 2011 (the "Effective Date"), by and between the Company and Southridge (the "Equity Purchase Agreement" or the "Equity Line of Credit").
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes